Consolidated Statements of Operations (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation	¥ 1,408,232	¥ 580,813	¥ 334,973
Cost Of Revenues [Member]
Share-based compensation	23,972	21,661	13,547
Research And Development [Member]
Share-based compensation	175,053	152,806	59,190
Sales And Marketing [Member]
Share-based compensation	196,311	142,927	79,032
General And Administrative [Member]
Share-based compensation	¥ 1,012,896	¥ 263,419	¥ 183,204